INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Average effective tax rate	44.60%	(9.30%)
Applicable tax rate	26.50%	26.50%
Deferred income tax liability not recognized	$ 717.0	$ 626.9